AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Aerospace & Defense — 0.5%
Boeing Co. (The)	25,300	$4,181,078
Embraer SA (Brazil), ADR*(a)	591,200	2,607,192
		6,788,270
Air Freight & Logistics — 2.9%
FedEx Corp.	161,000	40,494,720
Auto Components — 2.8%
Adient PLC*	205,600	3,563,048
Magna International, Inc. (Canada)	766,900	35,085,675
		38,648,723
Automobiles — 3.9%
General Motors Co.	1,511,200	44,716,408
Harley-Davidson, Inc.	380,900	9,347,286
		54,063,694
Banks — 14.4%
Bank of America Corp.	1,484,554	35,762,906
Citigroup, Inc.	1,316,160	56,739,658
Citizens Financial Group, Inc.	1,256,900	31,774,432
PNC Financial Services Group, Inc. (The)	169,300	18,607,763
Wells Fargo & Co.	2,386,983	56,117,970
		199,002,729
Capital Markets — 4.2%
Goldman Sachs Group, Inc. (The)	205,600	41,319,432
State Street Corp.	277,300	16,452,209
		57,771,641
Communications Equipment — 1.9%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,418,400	26,336,376
Consumer Finance — 1.1%
Discover Financial Services	256,700	14,832,126
Containers & Packaging — 1.8%
International Paper Co.	633,000	25,661,820
Diversified Financial Services — 1.2%
Equitable Holdings, Inc.	882,900	16,104,096
Electric Utilities — 3.4%
PPL Corp.	1,305,300	35,517,213
Southern Co. (The)	213,800	11,592,236
		47,109,449
Electronic Equipment, Instruments & Components — 3.9%
Corning, Inc.	887,800	28,773,598
TE Connectivity Ltd.	251,800	24,610,932
		53,384,530
Energy Equipment & Services — 3.1%
Baker Hughes Co.(a)	519,500	6,904,155
Halliburton Co.	623,100	7,508,355
National Oilwell Varco, Inc.	2,113,500	19,148,310
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Schlumberger NV	638,600	$9,936,616
		43,497,436
Food Products — 0.7%
Mondelez International, Inc. (Class A Stock)	165,400	9,502,230
Health Care Equipment & Supplies — 3.8%
Medtronic PLC	303,200	31,508,544
Zimmer Biomet Holdings, Inc.	152,100	20,706,894
		52,215,438
Health Care Providers & Services — 4.9%
Anthem, Inc.	163,400	43,887,606
UnitedHealth Group, Inc.	76,100	23,725,697
		67,613,303
Industrial Conglomerates — 5.3%
General Electric Co.	11,809,100	73,570,693
Insurance — 8.0%
American International Group, Inc.	2,457,300	67,649,469
Hartford Financial Services Group, Inc. (The)	481,700	17,755,462
Travelers Cos., Inc. (The)	237,200	25,662,668
		111,067,599
Internet & Direct Marketing Retail — 0.9%
Booking Holdings, Inc.*	7,700	13,172,236
Machinery — 5.2%
CNH Industrial NV (United Kingdom)*(a)	3,156,900	24,686,958
Cummins, Inc.	179,200	37,839,872
PACCAR, Inc.	109,100	9,304,048
		71,830,878
Media — 4.1%
Comcast Corp. (Class A Stock)	621,900	28,769,094
Discovery, Inc. (Class C Stock)*	958,300	18,782,680
ViacomCBS, Inc. (Class B Stock)(a)	320,300	8,971,603
		56,523,377
Oil, Gas & Consumable Fuels — 6.9%
Apache Corp.	1,533,100	14,518,457
Hess Corp.	626,200	25,630,366
Marathon Oil Corp.	4,490,500	18,366,145
Marathon Petroleum Corp.	411,061	12,060,530
Murphy Oil Corp.(a)	396,900	3,540,348
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	837,293	21,074,665
		95,190,511
Personal Products — 1.7%
Unilever PLC (United Kingdom), ADR(a)	385,500	23,777,640
Pharmaceuticals — 2.7%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	619,300	23,310,452
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AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France), ADR	279,300	$14,012,481
		37,322,933
Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	78,300	11,180,457
Software — 5.9%
Microsoft Corp.	176,550	37,133,761
Oracle Corp.	751,700	44,876,490
		82,010,251
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	2,795,400	26,192,898
Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR(a)	1,833,645	24,607,516

Total Long-Term Investments (cost $1,468,064,046)		1,379,473,570
Short-Term Investments — 4.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,956,538	3,956,538
PGIM Institutional Money Market Fund (cost $57,749,135; includes $57,729,580 of cash collateral for securities on loan)(b)(w)	57,758,327	57,746,775

Total Short-Term Investments (cost $61,705,673)		61,703,313

TOTAL INVESTMENTS—104.1% (cost $1,529,769,719)		1,441,176,883

Liabilities in excess of other assets — (4.1)%		(57,012,928)

Net Assets — 100.0%		$1,384,163,955

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,160,439; cash collateral of $57,729,580 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2